Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
DisclosureRelatedartyTransactionsLineItems [Line Items]
Wages and short-term benefits	$ 2.7	$ 2.9
Social security and other employee-related taxes	0.7	0.9
Post-employment benefits (pension plan)	0.3	0.2
Variable compensation	2.5	2.4
Benefits due to termination of tenure	0.6	0.1
Total compensation recognized in the statement of income	6.8	6.5
Total compensation paid	$ 6.1	$ 4.8
Average number of members in the period | Number	19.58	19.00
Average number of paid members in the period | Number	13.50	13.42
Officers [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Wages and short-term benefits	$ 2.6	$ 2.8
Social security and other employee-related taxes	0.7	0.9
Post-employment benefits (pension plan)	0.3	0.2
Variable compensation	2.5	2.4
Benefits due to termination of tenure	0.6	0.1
Total compensation recognized in the statement of income	6.7	6.4
Total compensation paid	$ 6.0	$ 4.8
Average number of members in the period | Number	9.00	9.00
Average number of paid members in the period | Number	9.00	9.00
Board Members [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Wages and short-term benefits	$ 0.1	$ 0.1
Total compensation recognized in the statement of income	0.1	$ 0.1
Total compensation paid	$ 0.1
Average number of members in the period | Number	10.58	10.00
Average number of paid members in the period | Number	4.50	4.42